FINANCIAL INSTRUMENTS - Offsetting of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade payables
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	$ (92,013)	$ (101,464)
Offsetting	2,437	3,430
Current and noncurrent liabilities - Booked value	(89,576)	(98,034)
Other Liabilities
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	(1,959)	(914)
Offsetting	456	670
Current and noncurrent liabilities - Booked value	(1,503)	(244)
Trade receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	40,171	47,504
Offsetting	(2,437)	(3,430)
Current and noncurrent assets - Booked value	37,734	44,074
Other receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	5,018	6,266
Offsetting	(456)	(670)
Current and noncurrent assets - Booked value	$ 4,562	$ 5,596